READY ASSETS U S TREASURY MONEY FUND
Fund Overview Key Facts About Ready Assets U.S. Treasury Money Fund
Investment Objective
The investment objective of Ready Assets U.S. Treasury Money Fund (the “Fund”) is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	READY ASSETS U S TREASURY MONEY FUND
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.125%
Other Expenses	0.085%
Total Annual Fund Operating Expenses	0.71%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
READY ASSETS U S TREASURY MONEY FUND	73	227	395	883

Principal Investment Strategies of the Fund
The Fund may invest in direct obligations of the U.S. Treasury with maturities of up to 397 days (13 months), with certain exceptions. The Fund may invest in U.S. Treasury Floating Rate Notes. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund's dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less. In seeking to achieve the Fund's objective, Fund management varies the kinds of U.S. Treasury obligations held in the Fund's portfolio and their average maturity. Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates.
Principal Risks of Investing in the Fund
The Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of principal risks of investing in the Fund.

  Income Risk — Income risk is the risk that the Fund's yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Regulatory Risk — On July 23, 2014, the Securities and Exchange Commission (the "SEC") adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. These amendments are generally not effective until October 2016, but when implemented will affect the Fund's operations and may affect the Fund's return potential.

  When-Issued and Delayed Delivery Securities and Forward Commitments Risk — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The information for the Fund in the chart and the table assumes reinvestment of dividends and distributions. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s performance can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS Ready Assets U.S. Treasury Money Fund As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 1.10% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2013). The year-to-date return as of June 30, 2014 was 0.00%.
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns	1 Year	5 Years	10 Years
READY ASSETS U S TREASURY MONEY FUND	0.01%	0.01%	1.25%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.